ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
ACCRUED EXPENSES

8. ACCRUED EXPENSES

At December 31, 2020 and 2019, accrued expenses consisted of the following:

	2020	2019
Employee costs	$696,176	$314,523
Prototype costs	483,560	188,564
Professional fees	194,211	224,160
Other	43,544	74,181
	$1,417,491	$801,428